American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
November 30, 2023

Avantis U.S. Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight and Logistics — 2.7%
Expeditors International of Washington, Inc.	72,544	8,729,945
FedEx Corp.	63,043	16,317,420
United Parcel Service, Inc., Class B	142,981	21,677,349
		46,724,714
Automobile Components — 0.5%
Autoliv, Inc.	30,704	3,181,548
BorgWarner, Inc.	97,014	3,268,402
Lear Corp.	21,834	2,920,298
		9,370,248
Automobiles — 1.5%
Ford Motor Co.	1,167,125	11,974,702
General Motors Co.	388,428	12,274,325
Thor Industries, Inc.	16,744	1,658,828
		25,907,855
Banks — 4.1%
Comerica, Inc.	53,348	2,412,397
Commerce Bancshares, Inc.	10,349	523,349
Cullen/Frost Bankers, Inc.	12,726	1,250,839
East West Bancorp, Inc.	62,055	3,904,501
Fifth Third Bancorp	151,836	4,395,652
Hancock Whitney Corp.	15,208	627,330
Huntington Bancshares, Inc.	240,713	2,710,428
JPMorgan Chase & Co.	248,579	38,798,210
KeyCorp	282,021	3,494,240
New York Community Bancorp, Inc.	219,572	2,066,172
PNC Financial Services Group, Inc.	13,010	1,742,820
Popular, Inc.	31,994	2,360,837
Synovus Financial Corp.	53,856	1,658,226
Western Alliance Bancorp	50,272	2,574,932
Wintrust Financial Corp.	18,472	1,582,496
Zions Bancorp NA	58,141	2,071,564
		72,173,993
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	2,310	1,696,741
National Beverage Corp.(1)	7,806	371,097
		2,067,838
Biotechnology — 1.6%
Gilead Sciences, Inc.	298,517	22,866,402
Vertex Pharmaceuticals, Inc.(1)	16,949	6,013,675
		28,880,077
Broadline Retail — 2.2%
Amazon.com, Inc.(1)	146,361	21,381,879
Dillard's, Inc., Class A(2)	549	190,552
Macy's, Inc.	129,473	2,053,442
MercadoLibre, Inc.(1)	9,087	14,725,120
		38,350,993
Building Products — 1.7%
A O Smith Corp.	25,613	1,930,196
Advanced Drainage Systems, Inc.	26,304	3,185,677

Builders FirstSource, Inc.(1)	66,265	8,886,799
Carlisle Cos., Inc.	8,472	2,375,634
Owens Corning	51,365	6,964,067
Simpson Manufacturing Co., Inc.	2,182	364,329
Trex Co., Inc.(1)	37,242	2,616,995
UFP Industries, Inc.	39,561	4,337,072
		30,660,769
Capital Markets — 2.1%
Ameriprise Financial, Inc.	39,049	13,804,212
Charles Schwab Corp.	93,046	5,705,581
Evercore, Inc., Class A	7,536	1,111,937
Goldman Sachs Group, Inc.	22,246	7,597,899
LPL Financial Holdings, Inc.	2,334	518,848
Northern Trust Corp.	44,027	3,489,140
Raymond James Financial, Inc.	22,268	2,341,480
Stifel Financial Corp.	29,814	1,819,250
		36,388,347
Chemicals — 2.5%
CF Industries Holdings, Inc.	95,730	7,194,109
Chemours Co.	61,257	1,680,280
Dow, Inc.	164,795	8,528,141
Eastman Chemical Co.	8,143	682,628
LyondellBasell Industries NV, Class A	102,186	9,717,889
Mosaic Co.	176,551	6,336,415
NewMarket Corp.	1,041	552,261
Olin Corp.	95,710	4,511,769
RPM International, Inc.	17,707	1,822,582
Westlake Corp.	20,470	2,628,143
		43,654,217
Construction and Engineering — 0.4%
Comfort Systems USA, Inc.	14,631	2,832,269
EMCOR Group, Inc.	16,364	3,477,677
		6,309,946
Construction Materials — 0.2%
Eagle Materials, Inc.	19,683	3,563,607
Consumer Finance — 2.4%
Ally Financial, Inc.	166,991	4,879,477
American Express Co.	30,454	5,200,630
Capital One Financial Corp.	89,442	9,987,094
Credit Acceptance Corp.(1)	3,344	1,528,208
Discover Financial Services	111,900	10,406,700
OneMain Holdings, Inc.	66,428	2,809,904
Synchrony Financial	227,694	7,368,178
		42,180,191
Consumer Staples Distribution & Retail — 4.8%
Casey's General Stores, Inc.	20,077	5,529,206
Costco Wholesale Corp.	55,288	32,771,409
Kroger Co.	273,032	12,087,127
Sprouts Farmers Market, Inc.(1)	14,820	638,445
Target Corp.	47,736	6,387,554
Walmart, Inc.	178,823	27,840,953
		85,254,694
Containers and Packaging — 0.8%
Graphic Packaging Holding Co.	25,556	579,354

International Paper Co.	70,463	2,602,903
Packaging Corp. of America	46,591	7,827,754
Sonoco Products Co.	5,172	285,288
Westrock Co.	86,596	3,565,157
		14,860,456
Distributors — 0.2%
Pool Corp.	9,182	3,189,092
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	778,349	12,897,243
Frontier Communications Parent, Inc.(1)	78,964	1,728,522
Verizon Communications, Inc.	722,974	27,711,593
		42,337,358
Electrical Equipment — 0.2%
Acuity Brands, Inc.	4,884	875,506
Atkore, Inc.(1)	24,172	3,139,943
		4,015,449
Electronic Equipment, Instruments and Components — 0.9%
Corning, Inc.	220,873	6,292,672
Insight Enterprises, Inc.(1)	10,691	1,618,831
Jabil, Inc.	73,411	8,465,756
		16,377,259
Energy Equipment and Services — 0.7%
Baker Hughes Co.	28,792	971,730
ChampionX Corp.	75,612	2,216,944
Halliburton Co.	78,307	2,899,708
Patterson-UTI Energy, Inc.	48,321	565,839
TechnipFMC PLC	167,691	3,474,558
Valaris Ltd.(1)	6,472	443,979
Weatherford International PLC(1)	11,836	1,073,407
		11,646,165
Financial Services — 0.4%
Enact Holdings, Inc.	3,367	93,300
Equitable Holdings, Inc.	133,223	4,088,614
Essent Group Ltd.	9,912	479,146
MGIC Investment Corp.	93,378	1,642,519
		6,303,579
Food Products — 0.7%
Archer-Daniels-Midland Co.	91,368	6,736,563
Bunge Global SA	42,197	4,636,184
Ingredion, Inc.	1,923	197,088
		11,569,835
Ground Transportation — 5.4%
CSX Corp.	586,853	18,955,352
Hertz Global Holdings, Inc.(1)	59,116	493,027
JB Hunt Transport Services, Inc.	41,018	7,599,405
Landstar System, Inc.	21,725	3,750,821
Norfolk Southern Corp.	63,943	13,949,805
Old Dominion Freight Line, Inc.	30,776	11,973,711
Ryder System, Inc.	13,700	1,467,818
Saia, Inc.(1)	11,354	4,432,488
Schneider National, Inc., Class B	2,967	68,330
U-Haul Holding Co.(1)	8,888	503,150
U-Haul Holding Co.	38,427	2,080,822

Union Pacific Corp.	128,407	28,926,245
		94,200,974
Health Care Providers and Services — 1.3%
Centene Corp.(1)	27,891	2,055,009
Humana, Inc.	30,435	14,756,714
Molina Healthcare, Inc.(1)	14,881	5,439,898
		22,251,621
Hotels, Restaurants and Leisure — 2.1%
Boyd Gaming Corp.	55,609	3,283,711
Carnival Corp.(1)	357,864	5,389,432
Chipotle Mexican Grill, Inc.(1)	3,540	7,795,965
Darden Restaurants, Inc.	41,271	6,457,673
Las Vegas Sands Corp.	12,698	585,632
Norwegian Cruise Line Holdings Ltd.(1)	23,098	352,707
Royal Caribbean Cruises Ltd.(1)	81,033	8,707,806
Texas Roadhouse, Inc.	42,730	4,809,689
		37,382,615
Household Durables — 2.1%
D.R. Horton, Inc.	43,675	5,575,987
Lennar Corp., B Shares	5,028	576,913
Lennar Corp., Class A	76,766	9,819,907
Meritage Homes Corp.	12,061	1,704,219
Mohawk Industries, Inc.(1)	3,154	278,530
NVR, Inc.(1)	1,044	6,426,227
PulteGroup, Inc.	87,852	7,767,874
Taylor Morrison Home Corp.(1)	58,335	2,630,909
Toll Brothers, Inc.	29,214	2,509,190
		37,289,756
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	283,150	4,873,012
Vistra Corp.	119,810	4,242,472
		9,115,484
Insurance — 4.3%
Aflac, Inc.	67,631	5,593,760
American Financial Group, Inc.	34,428	3,938,219
American International Group, Inc.	208,086	13,694,140
Arch Capital Group Ltd.(1)	4,050	338,944
Axis Capital Holdings Ltd.	34,981	1,970,829
CNA Financial Corp.	1,208	50,893
Everest Group Ltd.	1,563	641,690
Globe Life, Inc.	12,582	1,549,222
Hartford Financial Services Group, Inc.	148,039	11,570,728
Old Republic International Corp.	76,668	2,247,139
Primerica, Inc.	25,128	5,264,567
Prudential Financial, Inc.	89,118	8,713,958
Reinsurance Group of America, Inc.	8,626	1,406,556
Travelers Cos., Inc.	85,606	15,462,156
Unum Group	84,923	3,651,689
		76,094,490
Interactive Media and Services — 6.1%
Alphabet, Inc., Class A(1)	202,971	26,899,747
Alphabet, Inc., Class C(1)	173,260	23,202,979

Meta Platforms, Inc., Class A(1)	177,588	58,097,914
		108,200,640
IT Services†
DXC Technology Co.(1)	4,527	104,709
Leisure Products — 0.3%
Brunswick Corp.	32,777	2,585,122
Polaris, Inc.	24,483	2,019,113
		4,604,235
Life Sciences Tools and Services†
Illumina, Inc.(1)	3,873	394,852
Machinery — 3.7%
AGCO Corp.	29,418	3,339,826
Caterpillar, Inc.	90,414	22,668,598
Cummins, Inc.	4,357	976,665
Deere & Co.	57,400	20,917,134
Donaldson Co., Inc.	55,851	3,397,975
Mueller Industries, Inc.	10,160	421,945
PACCAR, Inc.	147,576	13,550,428
Timken Co.	808	58,499
		65,331,070
Media — 1.8%
Comcast Corp., Class A	627,967	26,305,538
Fox Corp., Class A	106,480	3,145,419
Fox Corp., Class B	56,694	1,568,156
		31,019,113
Metals and Mining — 2.9%
ATI, Inc.(1)	23,312	1,024,562
Cleveland-Cliffs, Inc.(1)	282,338	4,844,920
Commercial Metals Co.	63,024	2,856,878
Freeport-McMoRan, Inc.	193,764	7,231,273
Nucor Corp.	87,694	14,905,349
Reliance Steel & Aluminum Co.	22,319	6,143,528
Steel Dynamics, Inc.	77,425	9,223,640
United States Steel Corp.	143,360	5,146,624
		51,376,774
Oil, Gas and Consumable Fuels — 14.7%
Antero Midstream Corp.	71,023	946,026
Antero Resources Corp.(1)	103,134	2,437,056
APA Corp.	80,734	2,906,424
Cheniere Energy, Inc.	41,395	7,540,099
Chesapeake Energy Corp.	38,508	3,092,577
Chevron Corp.	191,054	27,435,354
Chord Energy Corp.	11,792	1,911,955
Civitas Resources, Inc.	35,053	2,407,791
ConocoPhillips	184,357	21,306,139
Coterra Energy, Inc.	256,774	6,740,318
Devon Energy Corp.	210,295	9,456,966
Diamondback Energy, Inc.	61,121	9,437,694
EnLink Midstream LLC(1)	36,961	505,257
EOG Resources, Inc.	116,719	14,364,607
EQT Corp.	119,196	4,763,072
Exxon Mobil Corp.	307,288	31,570,769
Hess Corp.	72,424	10,179,917
Hess Midstream LP, Class A	7,255	236,078

HF Sinclair Corp.	44,057	2,312,111
Magnolia Oil & Gas Corp., Class A	13,481	289,842
Marathon Oil Corp.	248,421	6,317,346
Marathon Petroleum Corp.	88,995	13,277,164
Matador Resources Co.	39,382	2,279,430
Murphy Oil Corp.	81,582	3,489,262
New Fortress Energy, Inc.(2)	12,278	472,457
Occidental Petroleum Corp.	185,913	10,996,754
ONEOK, Inc.	170,762	11,756,964
Ovintiv, Inc.	85,120	3,774,221
PBF Energy, Inc., Class A	45,505	2,020,422
Permian Resources Corp.	98,120	1,289,297
Phillips 66	49,839	6,423,749
Pioneer Natural Resources Co.	38,277	8,866,484
Range Resources Corp.	144,677	4,702,003
SM Energy Co.	8,067	302,109
Southwestern Energy Co.(1)	453,980	2,991,728
Targa Resources Corp.	49,648	4,490,662
Texas Pacific Land Corp.	1,133	1,894,319
Valero Energy Corp.	61,016	7,648,966
Williams Cos., Inc.	180,630	6,645,378
		259,478,767
Passenger Airlines — 0.8%
Alaska Air Group, Inc.(1)	71,981	2,721,602
Southwest Airlines Co.	176,445	4,511,699
United Airlines Holdings, Inc.(1)	161,429	6,360,302
		13,593,603
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	66,825	3,299,819
Jazz Pharmaceuticals PLC(1)	35,199	4,161,578
Johnson & Johnson	176,443	27,288,674
Viatris, Inc.	399,401	3,666,501
		38,416,572
Professional Services — 0.4%
Robert Half, Inc.	70,625	5,789,837
TriNet Group, Inc.(1)	14,035	1,627,078
		7,416,915
Semiconductors and Semiconductor Equipment — 5.8%
Amkor Technology, Inc.	75,482	2,126,328
Applied Materials, Inc.	176,740	26,472,117
Enphase Energy, Inc.(1)	7,515	759,165
First Solar, Inc.(1)	3,938	621,338
Lam Research Corp.	31,295	22,404,716
ON Semiconductor Corp.(1)	121,397	8,659,248
QUALCOMM, Inc.	141,036	18,200,696
Skyworks Solutions, Inc.	1,545	149,757
Texas Instruments, Inc.	151,974	23,207,950
		102,601,315
Software — 0.1%
Qualys, Inc.(1)	13,712	2,534,526
Specialty Retail — 5.1%
Academy Sports & Outdoors, Inc.	18,080	919,730
Advance Auto Parts, Inc.	3,445	174,972
AutoNation, Inc.(1)	25,518	3,451,820

Best Buy Co., Inc.	97,409	6,910,194
Burlington Stores, Inc.(1)	26,063	4,420,024
CarMax, Inc.(1)	55,180	3,528,209
Chewy, Inc., Class A(1)	732	12,751
Dick's Sporting Goods, Inc.	39,469	5,134,917
Floor & Decor Holdings, Inc., Class A(1)	7,104	651,508
Gap, Inc.	36,770	737,974
Murphy USA, Inc.	10,974	4,055,442
Ross Stores, Inc.	88,659	11,559,360
TJX Cos., Inc.	235,135	20,717,745
Tractor Supply Co.	50,237	10,198,613
Ulta Beauty, Inc.(1)	22,882	9,747,503
Williams-Sonoma, Inc.	41,077	7,703,581
		89,924,343
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	300,268	57,035,907
Textiles, Apparel and Luxury Goods — 1.3%
Capri Holdings Ltd.(1)	37,628	1,822,700
Crocs, Inc.(1)	29,683	3,134,822
Deckers Outdoor Corp.(1)	6,253	4,151,804
Lululemon Athletica, Inc.(1)	25,067	11,199,935
Ralph Lauren Corp.	1,857	240,259
Skechers USA, Inc., Class A(1)	4,857	286,126
Tapestry, Inc.	82,501	2,612,807
		23,448,453
Trading Companies and Distributors — 1.7%
Boise Cascade Co.	850	92,905
Fastenal Co.	140,905	8,450,073
MSC Industrial Direct Co., Inc., Class A	17,982	1,751,806
United Rentals, Inc.	13,597	6,472,444
WESCO International, Inc.	608	94,757
WW Grainger, Inc.	16,463	12,943,046
		29,805,031
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.	103,476	15,567,964
TOTAL COMMON STOCKS (Cost $1,672,301,135)		1,758,976,411
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,275,607	1,275,607
State Street Navigator Securities Lending Government Money Market Portfolio(3)	322,510	322,510
TOTAL SHORT-TERM INVESTMENTS (Cost $1,598,117)		1,598,117
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,673,899,252)		1,760,574,528
OTHER ASSETS AND LIABILITIES — 0.1%		1,223,265
TOTAL NET ASSETS — 100.0%		$1,761,797,793

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $460,479. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $467,585, which includes securities collateral of $145,075.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.